Note 15 - Income Tax - Deferred Income Tax Components (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Loss carry-forwards	$ 2,788	$ 1,567
Expenses not currently deductible	23,283	20,440
Stock-based compensation	749	1,312
Allowance for doubtful accounts	3,860	2,018
Inventory and other reserves	3,024	113
	33,704	25,450
Depreciation and amortization	86,072	29,393
Basis differences of partnerships and other entities	793	166
Prepaid and other expenses deducted for tax purposes	1,276	1,689
	88,141	31,248
Net deferred income tax asset (liability) before valuation allowance	(54,437)	(5,798)
Valuation allowance	965	779
Net deferred income tax asset (liability)	$ (55,402)	$ (6,577)